BUSINESS COMBINATIONS	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

4. BUSINESS COMBINATIONS

Action Business Combination

On May 5, 2021, NESR executed the Sale and Purchase Agreement (“Action Sale and Purchase Agreement”) to acquire specific oilfield service lines of Action Energy Company W.L.L.

Description of the Action Transaction

Under the terms of the Action Sale & Purchase Agreement, NESR acquired the working capital, property, plant, and equipment, contract labor force, and the economic benefit of three five-year customer contracts associated with specific oilfield service lines of Action in an all-cash transaction which comprised of $36.8 million paid at closing and an estimated $17.2 million deferred consideration payment to be paid 6 months after closing.

The Action Sale & Purchase Agreement also contained earn-out mechanisms that enabled the sellers to receive additional consideration after the closing of the Action Business Combination as follows:

●	First Earn-Out Consideration (“First Earn-Out”) of 1% of revenue associated with the three acquired customer contracts, including the first renewal of each of these contracts (if any). The First Earn-Out is payable quarterly;

●	Second Earn-Out Consideration (“Second Earn-Out”) of 3% of the revenue associated with the first renewal (if any) of the three acquired customer contracts. 66.66% of the Second Earn-Out is payable upon contract renewal with the remaining balance due at the conclusion of the renewed contract’s term. At its discretion, NESR may settle the Second Earn-Out using cash or shares; and

●	Third Earn-Out Consideration (“Third Earn-Out”) of up to 1.12% of the revenue associated with the three acquired contracts, dependent on the amount of incremental earnings before interest, taxes, depreciation, and amortization contributed by the contracts minus certain adjustments such as capital expenditures. The Third Earn-Out is payable within 90 days of the conclusion of the term of the last of the three acquired customer contracts. At its discretion, NESR may settle the Third Earn-Out using cash or shares.

Collectively, the First Earn-Out, Second Earn-Out, and Third Earn-Out were fair valued at $6.6 million as of May 5, 2021. The First Earn-Out and Second Earn-Out were determined using a discounted cash flow approach within a scenario analysis. The Third Earn-Out was valued using a Monte Carlo simulation.

Financing of Action Business Combination

Consideration for the Action Business Combination was funded through the following sources and transactions:

●	cash and cash equivalents of $36.8 million;

●	deferred cash consideration of $17.2 million;

The following summarizes the consideration to purchase the working capital, property, plant, and equipment, contract labor force, and the economic benefit of three five-year customer contracts associated with specific oilfield service lines of Action:

Consideration (In US$ thousands)

Cash consideration	$36,767
Deferred cash consideration	17,232
Total consideration – cash	53,999

First Earn-Out	2,824
Second Earn-Out	3,799
Third Earn-Out	-
Total estimated earn-out mechanisms	6,623

Preliminary consideration	$60,622

Accounting treatment

The Action Business Combination was accounted for under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. Action constitutes a business, with inputs, processes, and outputs. Accordingly, the acquisition of Action constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control of Action was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from Action.

The allocation of the consideration to the tangible and intangible assets acquired and liabilities assumed, is based on various estimates. As of September 30, 2021, management was (1) finalizing fair value of purchase consideration, (2) completing physical verifications and obsolescence assessments for Service inventories, and Property, plant and equipment, (3) evaluating the fair value of Service inventories, Property, plant and equipment, and Intangible assets, (4) completing valuation procedures for certain current assets and liabilities, (5) finalizing our completeness procedures for liabilities, (6) accounting for income taxes, and (7) concluding valuation procedures for Employee benefit liabilities. As such, to the extent of these estimates, the purchase price allocation is preliminary. Management expects that these values will be finalized by the fourth quarter of 2021. Any adjustments will be recognized in the reporting period in which the adjustment amounts are determined.

The following table summarizes the preliminary allocation of the purchase price allocation (in US$ thousands):

Preliminary allocation of consideration

Cash and cash equivalents	$382
Accounts receivable	8,565
Unbilled revenue	1,352
Service inventories	2,952
Prepaid assets	310
Other receivables	89
Other current assets	1,756
Property, plant and equipment	13,605
Intangible assets	29,100
Other assets	2,054
Total identifiable assets acquired	60,165

Accounts payable	4,947
Accrued expenses	2,428
Other current liabilities	200
Employee benefit liabilities	722
Net identifiable liabilities acquired	8,297
Total fair value of net assets acquired	51,868
Goodwill	8,754
Preliminary consideration	$60,622

All employee benefit liabilities relate to end of service benefits (Note 12).

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805.

The preliminary allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$29,100	10 years
Total intangible assets	$29,100

Goodwill

As of September 30, 2021, $8.8 million has been allocated to goodwill. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. Goodwill is not amortizable and/or deductible for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces.

In accordance with FASB ASC Topic 350, Goodwill and Other Intangible Assets, goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Unaudited pro-forma information

The following table summarizes the preliminary supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the Action Business Combination had been consummated on January 1, 2020 for the quarter and year-to-date periods ended September 30, 2021 and 2020, respectively (in US$ thousands):

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

Revenues	$217,992	$225,411	$673,710	$638,691
Net income/(loss)	1,931	12,968	21,742	35,339

These pro-forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a consolidated company during the periods presented and are not necessarily indicative of results of operations in future periods. The pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the Action Business Combination are included in the earliest period presented.

Action revenue of $9.1 million and $13.5 million and net income of $1.5 million and $1.9 million are included in the Condensed Consolidated Statement of Operations during the quarter and year-to-date periods ended September 30, 2021, respectively.

SAPESCO Business Combination

In June of 2020, NESR executed the First Deed of Amendment (“First Deed of Amendment”) to the Agreement dated February 13, 2020 related to the sale and purchase of 99.7% of SAPESCO (collectively with the First Deed of Amendment, the “SAPESCO Sale & Purchase Agreement”). The executed First Deed of Amendment gave NESR control over SAPESCO effective from June 1, 2020. Accordingly, the accounting of the acquisition was carried out effective June 1, 2020.

Description of the SAPESCO Transaction

Under the terms of the SAPESCO Sale & Purchase Agreement, NESR acquired 99.7% of the issued and outstanding shares of SAPESCO in a cash and stock transaction which comprised of $11.0 million to be paid at closing, an additional $6.0 million to be paid in three equal installments, for total cash consideration of $17.0 million, and the issuance of 2,237,000 NESR shares. Formal closing and legal transfer of the $11.0 million of cash and $6.0 million of deferred cash consideration occurred during 2020. The transfer of 2,237,000 NESR ordinary shares was completed in the quarter ended March 31, 2021. The formal closing and transfer of consideration was temporarily delayed as a result of the global COVID-19 pandemic.

The SAPESCO Sale & Purchase Agreement also contained earn-out mechanisms that enabled the sellers to receive additional consideration after the closing of the SAPESCO Business Combination as follows:

●	Cash Earn-Out (“Cash Earn-Out”) of up to $6.9 million in cash based on collection of certain receivables;

●	Additional Earn-Out Shares (“Additional Earn-Out Shares”) based on the collection of certain receivables and only to the extent that NESR’s average share price during the fourth quarter of 2020 was less than $9 per share; and

●	Customer Receivables Earn-Out Shares (“Customer Receivables Earn-Out Shares”) based on the collection of certain long-dated and/or doubtful receivables for two years subsequent to the Closing Date, to be settled at the NESR Additional Share Price (“NESR Additional Share Price”) which is derived from taking the average of the price of the Company’s shares (“NESR Shares”) during each calendar quarter within the 12 months after the Closing Date and applying the average price in each quarter to the long-dated and doubtful receivables collected during the relevant quarter, provided that if such price is: (a) less than $10, the NESR Additional Share Price shall be $10 or (b) greater than $11.70, the NESR Additional Share Price shall be $11.70.

Collectively, the Cash Earn-Out and Additional Earn-Out Shares were fair valued at $11.7 million as of June 1, 2020. The Cash Earn-Out was determined using a discounted cash flow approach within a scenario analysis. The Additional Earn-Out Shares were valued using a Monte Carlo simulation. In the fourth quarter of 2020, the Company reduced the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares to $2.1 million based on expected settlement values at the reporting date that were subsequently finalized with the sellers in the quarter ended March 31, 2021. This adjustment was reflected in Other income/(expense), net, as ASC 805 precludes adjusting goodwill for subsequent revisions to contingent consideration. The downward revision to the liabilities recorded for the Cash Earn-Out and Additional Earn-Out Shares was primarily on account of settlement negotiations with the sellers during the fourth quarter of 2020 that altered the mix of cash and equity consideration to be paid upon final settlement of these earn-outs. The Cash Earn-Out and Additional Earn-Out Shares were formally settled in the quarter ended March 31, 2021 through the transfer of $0.5 million of cash and 145,039 ordinary shares valued at $1.6 million, respectively.

The Customer Receivables Earn-Out Shares contingency and corresponding long-dated and doubtful receivables, were fair valued at $0.0 (zero) at June 1, 2020. Subsequently, as the Company has collected some of these amounts and disbursed 266,611 shares to the SAPESCO selling shareholders. The Company has recorded $0.1 million of Other Current Liabilities as of September 30, 2021 relating primarily to the expected issuance of 7,268 Customer Receivables Earn-Out Shares later in 2021.

Financing of SAPESCO Business Combination

Consideration for the SAPESCO Business Combination was funded through the following sources and transactions:

●	cash and cash equivalents of $11.0 million;

●	deferred cash consideration of $6.0 million;

●	the issuance of 2,237,000 NESR ordinary shares to the SAPESCO selling shareholders in exchange for their SAPESCO shares.

The following summarizes the consideration to purchase 99.7% of the issued and outstanding equity interests of SAPESCO:

	SAPESCO
	Value (In US$ thousands)	Shares

Cash consideration	$16,958
Total consideration – cash	16,958

NESR ordinary share consideration	12,013	2,237,000
Total consideration – equity (1)	12,013	2,237,000

Cash Earn-Out	5,301
Additional Earn-Out Shares	6,377		(2)
Total estimated earn-out mechanisms	11,678		(2)

Total consideration	$40,649	2,237,000

(1)	The fair value of NESR ordinary shares was determined based upon the $5.37 per share closing price of NESR ordinary shares on June 1, 2020, the acquisition date of the SAPESCO Business Combination. Control was transferred by agreement with the selling shareholders of SAPESCO.
(2)	The quantity of Additional Earn-Out Shares was negotiated in the quarter ended December 31, 2020 and finalized in the quarter ended March 31, 2021 when settled with the sellers for 145,039 shares.

Accounting treatment

The SAPESCO Business Combination was accounted for under ASC 805, Business Combinations (“ASC 805”). Pursuant to ASC 805, NESR has been determined to be the accounting acquirer. SAPESCO constitutes a business, with inputs, processes, and outputs. Accordingly, the acquisition of SAPESCO constitutes the acquisition of a business for purposes of ASC 805, and due to the change in control of SAPESCO was accounted for using the acquisition method. NESR recorded the fair value of assets acquired and liabilities assumed from SAPESCO.

The following table summarizes the final allocation of the purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789

Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$40,649

All employee benefit liabilities relate to end of service benefits (Note 12).

The Company finalized its valuation of identifiable assets and liabilities during the quarter ended December 31, 2020.

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805.

The final allocation to intangible assets is as follows (in US$ thousands):

	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$2,900	8 years
Trademarks and trade names	440	2 years
Total intangible assets	$3,340

Goodwill

As of September 30, 2021, $46.2 million has been allocated to goodwill. Goodwill represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable definite-lived intangible assets acquired. Goodwill is not amortizable and/or deductible for tax purposes. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market positions and the assembled workforces.

In accordance with FASB ASC Topic 350, Goodwill and Other Intangible Assets, goodwill will not be amortized, but instead will be tested for impairment at least annually or more frequently if certain indicators are present. In the event management determines that the value of goodwill has become impaired, an accounting charge for the amount of impairment during the period in which the determination is made may be recognized.

Unaudited pro-forma information

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the SAPESCO Business Combination had been consummated on January 1, 2019 for the quarter and year-to-date periods ended September 30, 2020 (in US$ thousands):

	Quarter ended	Year-to-date period ended
	September 30, 2020	September 30, 2020

Revenues	$218,423	$639,667
Net income/(loss)	12,264	31,448

These pro-forma results were based on estimates and assumptions, which the Company believes are reasonable. They are not the results that would have been realized had the Company been a consolidated company during the periods presented and are not necessarily indicative of results of operations in future periods. SAPESCO’s results for the periods presented include significant charges for restructuring and related activities that may not have been incurred had the Company been a consolidated company during the periods presented. The pro-forma results include adjustments primarily related to purchase accounting adjustments. Acquisition costs and other non-recurring charges incurred in connection with the SAPESCO Business Combination are included in the earliest period presented.

SAPESCO revenue of $15.0 million and $46.3 million and net income of $2.0 million and $9.6 million are included in the Condensed Consolidated Statement of Operations during the quarter and year-to-date periods ended September 30, 2021, respectively.